Related parties	12 Months Ended
Dec. 31, 2019
Related parties.
Related parties

22    Related parties

	Trade accounts receivable		Related parties' assets		Trade payables		Dividends payable		Related parties' liabilities
Assets and liabilities	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Parent
Votorantim S.A. (i)	—	—	3	3	517	478	—	—	—	—

Related parties
Andrade Gutierrez Engenharia S.A. (ii)	—	—	—	—	1,415	—	—	—	—	—
Companhia Brasileira de Alumínio	1,812	214	—	—	341	—	—	—	11	12
Votorantim Cimentos S.A.	1,518	623	738	737	48	85	—	—	—	—
Votener - Votorantim Comercializadora de Energia Ltda.	290	—	—	—	7,172	2,060	—	—	—	—
Votorantim International CSC S.A.C	—	—	—	—	500	—	—	—	—	—
Other	—	126	3	—	1,352	785	6,662	663	823	1,568
	3,620	963	744	740	11,345	3,408	6,662	663	834	1,580

Current	3,620	963	—	—	11,345	3,408	6,662	663	—	63
Non-current	—	—	744	740	—	—	—	—	834	1,517
	3,620	963	744	740	11,345	3,408	6,662	663	834	1,580

	Sales			Purchases			Financial results
Profit and loss	2019	2018	2017	2019	2018	2017	2019	2018	2017
Parent
Votorantim S.A. (i)	26	—	—	6,176	3,649	3,651	—	—	—

Related parties
Andrade Gutierrez Engenharia S.A. (ii)	—	—	—	5,046	—	—	—	—	—
Companhia Brasileira de Alumínio	2,157	39	2,125	1,964	1,626	36,912	—	—	1,012
Votener - Votorantim Comercializadora de Energia Ltda.	3,288	2,115	—	9,596	10,054	13,510	—	—	—
Votorantim Cimentos S.A.	196	173	138	2,186	365	365	—	—	—
Votorantim International CSC S.A.C	—	—	—	5,584	4,136	5,522	—	—	—
Other	510	—	—	1,581	784	1,134	—	—	—
	6,177	2,327	2,263	32,133	20,614	61,094	—	—	1,012

(i)The Company entered into an agreement with VSA on September 4, 2008,  for services provided by the Center of Excellence (“CoE”) of VSA related to administrative activities, human resources, back office, accounting, taxes, technical assistance, and training, among others. Under a cost sharing agreement, the Company reimburses VSA for the expenses related to these activities in respect of the Company.

(ii)As part of the execution of the Aripuanã project, the Company entered into a mining development services agreement in the amount of USD 65,944 with Andrade Gutierrez Engenharia S.A., in which one of the Company director's close family member has significant influence. The contract was executed in accordance with customary market terms.

(a)   Key management compensation

Key management includes the members of the Company's global executive team and Board of directors. Key management compensation, including all benefits, was as follows:

	2019	2018
Short-term benefits	6,727	7,225
Other long-term benefits	660	1,039
	7,387	8,264

Short-term benefits include fixed compensation, payroll charges and short-term benefits under the Company’s variable compensation program. Other long-term benefits relate to the variable compensation program.